Adoption of New IFRS Pronouncements (Tables)	12 Months Ended
Dec. 31, 2019
Adoption of New IFRS Pronouncements [Abstract]
Schedule of Reconciliation of Lease Liabilities
Reconciliation of lease liabilities as at January 1, 2019

(CAD$ in millions)
Future aggregate minimum lease payments under operating leases as at December 31, 2018	$439
Recognition exemptions and other	(2)
$437
Effect of discounting at the incremental borrowing rate	(95)
Lease liabilities arising on initial application of IFRS 16	342
Lease liabilities from finance leases previously recorded in debt	338
Total lease liabilities as at January 1, 2019	$680